Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities
Accounts receivable and unbilled revenue are as follows:

	December 31, 2021	December 31, 2020
	(in thousands)
Billed services (accounts receivable)	$1,349,851	$722,420
Allowance for credit losses (note 19)	(7,081)	(7,149)
Accounts receivable (net)	1,342,770	715,271
Unbilled services (unbilled revenue)	$623,121	$428,684
Accounts receivable and unbilled revenue, net	$1,965,891	$1,143,955

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2021	December 31, 2020	$ Change	% Change

Unbilled services (unbilled revenue)	$623,121	$428,684	$194,437	45.4%
Unearned revenue (payments on account)	(1,323,961)	(660,883)	(663,078)	100.3%
Net balance	$(700,840)	$(232,199)	$(468,641)	(201.8)%